Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
CASH FLOWS FROM OPERATING ACTIVITIES
Net income	$ 5,240	$ 4,547	$ 3,687
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization of premises, equipment and software	779	644	662
Deferred income taxes	77	(50)	345
Provision for loan losses	840	823	950
Gain on sale of loans, net	(347)	(591)	(219)
Securities gain, net	(159)		(237)
Security amortization, net of accretion	456	553	226
Secondary market loan sale proceeds	12,393	20,873	7,201
Originations of secondary market loans held-for-sale	(12,106)	(20,384)	(7,019)
Bank-owned life insurance	(253)	(230)	(107)
Effects of changes in operating assets and liabilities:
Net deferred loan (fees) costs	(214)	63	35
Accrued interest receivable	(57)	32	(134)
Accrued interest payable	(39)	(47)	(31)
Other assets and liabilities	339	831	415
Net cash provided by operating activities	6,949	7,064	5,774
Securities available-for-sale:
Proceeds from maturities and repayments, available-for-sale	36,200	76,220	45,332
Proceeds from repayments, held-to-maturity	1,211
Purchases, available-for-sale	(55,693)	(82,382)	(95,542)
Purchases, held-to-maturity	(8,135)
Proceeds from sale of securities, available-for-sale	4,309		3,244
Loan originations, net of repayments	(14,666)	(40,842)	(1,065)
Net cash from acquisition			60,872
Proceeds from sale of other real estate	18	26	883
Property, equipment and software acquisitions	(1,526)	(953)	(586)
Purchase of bank-owned life insurance	(1,000)	(5,000)
Net cash provided by (used in) investing activities	(39,282)	(52,931)	13,138
CASH FLOWS FROM FINANCING ACTIVITIES
Net change in deposits	5,550	32,021	15,648
Net change in short-term borrowings	4,679	6,919	5,055
Repayment of other borrowings	(213)	(6,489)	(3,748)
Cash dividends paid	(1,970)	(1,969)	(1,969)
Proceeds from stock options exercised	8	5
Net cash provided by financing activities	8,054	30,487	14,986
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	(24,279)	(15,380)	33,898
CASH AND CASH EQUIVALENTS AT BEGINNING OF YEAR	66,878	82,258	48,360
CASH AND CASH EQUIVALENTS AT END OF YEAR	42,599	66,878	82,258
Cash paid during the year for:
Interest	2,356	3,155	3,769
Income taxes	2,335	1,690	1,525
Acquisition of noncash assets and liabilities:
Assets acquired			13,631
Liabilities assumed			74,503
Noncash investing activities:
Transfer of loans to other real estate owned		56	814
Transfer of securities from available-for-sale to held-to-maturity	$ 38,930